Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)							12 Months Ended
	Dec. 17, 2020 shares yr € / shares	Jul. 13, 2020 shares yr € / shares	Feb. 03, 2020 shares yr € / shares	Jan. 01, 2020 shares yr € / shares	Dec. 13, 2018 € / shares	Mar. 31, 2016 € / shares	Dec. 31, 2020 shares yr € / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of options | shares							1,465,295	392,850	392,850
Exercise price	€ 7.25			€ 2.38	€ 0.01	€ 0.01
Expected volatility	90.00%	90.00%	80.00%	80.00%			90.00%
Expected life | yr	1.6	1.6	3.0	3.0			1.6
Risk-free interest rate	(0.80%)	(0.80%)	(0.60%)	(0.60%)			(0.80%)
Expected dividend yield	0.00%	0.00%	0.00%	0.00%			0.00%
Black-Scholes formula [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of options | shares	32,445	44,000	308,000	600,000			88,000
Fair value of the options	€ 5.07	€ 4.74	€ 1.66	€ 1.67			€ 6.08
Fair value of the ordinary shares	7.25	5.82	2.38	2.38			7.25
Exercise price	€ 7.25	€ 2.38	€ 2.38	€ 2.38			€ 2.38
Expected volatility	85.00%	85.00%	85.00%	85.00%			85.00%
Expected life | yr	6.1	6.0	6.1	6.1			6.1
Risk-free interest rate	(0.70%)	(0.60%)	(0.60%)	(0.40%)			(0.60%)
Expected dividend yield	0.00%	0.00%	0.00%	0.00%			0.00%